Post-retirement and other defined benefit schemes (Tables)	12 Months Ended
Dec. 31, 2022
Post-retirement and other defined benefit schemes
Schedule of financial assumptions for major defined benefit schemes

				2021
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.3%	–	2.3%	2.2%
Rate of increase in salaries	– [1]	–	3.8%	3.7%
Rate of increase in pensions in payment	3.1%	–	2.3%	2.2%
Discount rate – defined benefit obligation	1.9%	2.8%	1.8%	1.2%
Discount rate – interest cost	1.9%	2.2%	1.6%	1.0%
Discount rate – service cost	1.9%	n/a	1.9%	1.4%

				2022
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.2%	–	1.9%	2.5%
Rate of increase in salaries	– [1]	–	3.4%	4.0%
Rate of increase in pensions in payment	3.1%	–	1.9%	2.5%
Discount rate – defined benefit obligation[2]	4.9%	5.0%	4.1%	3.7%
Discount rate – interest cost[3]	5.0%	4.9%	4.0%	3.8%
Discount rate – service cost[3]	4.8%	n/a	4.0%	3.7%

1	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
2	Group defined benefit obligation as at 31 December 2022 calculated using discount rates based on market conditions as at 31 December 2022.
3	2022 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2021.
4	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.

Schedule of demographic assumptions for major defined benefit schemes

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2022	2042	2021	2041	2022	2042	2021	2041
UK	22.2	23.2	22.5	23.7	23.8	24.9	23.9	25.2
US	22.0	23.2	21.9	23.2	23.4	25.0	23.3	24.9
Sweden	21.8	23.6	21.9	23.6	23.9	26.0	24.5	25.6

Schedule of risks associated with the Company's defined benefit pensions

Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. Approximately 60% of the UK Pension Fund is invested in growth assets. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will evolve to further improve the expected risk/return profile as opportunities arise. De-risking of the investment strategy took place over 2022, as the Fund moved ahead of its long-term target, with exposure to Growth Assets reducing from approximately 72.5% to 61.0%.

The Trustee has hedged approximately 93% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts (and gilt repurchase agreements or “gilt repo”) of appropriate duration, set to target a hedge ratio of approximately 100% of total assets. This hedge protects to a large degree against falls in long-term interest rates and the UK Pension Fund is approximately 98% hedged as a percentage of assets at the end of 2022. Furthermore, over 2022, the liability hedging benchmark was moved to a 100% gilt-based hedging strategy to reduce funding basis risk and almost all net swap exposure was removed. Nonetheless, there remain differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and gilt repo) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk (albeit less than in previous years) on an accounting basis should yields on gilts diverge compared to AA corporate bonds.

Inflation risk

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%). It was confirmed in November 2020 the intention to align RPI with Consumer Price Index including Housing (CPIH) from 2030. Other things being equal, this will lead to lower liability valuations.

The UK Pension Fund holds RPI index-linked gilts and gilt repo. As with the interest rate hedge, the liability benchmark was changed over 2022 to facilitate hedging solely with gilts rather than the previous mix of gilts and swaps. The inflation hedge of the UK Pension Fund protects to some degree against higher-than-expected inflation increases on the DBO (approximately 93% hedged as a percentage of assets at the end of 2022). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 75 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $1.9bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy would result in a $191m increase in pension fund obligations, which would be partially offset by a $103m increase in the value of the longevity swap and hence the pension fund assets. The impact of the COVID-19 pandemic on long-term mortality assumptions is not yet known. The Group will conduct a mortality review once robust data is available.

Schedule of fair values of scheme assets

											2021
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,500	–	303	–	–	–	75	–	2,878	–	2,878
Corporate bonds[2]	–	–	877	–	–	–	16	–	893	–	893
Derivatives[3]	–	(237)	2	(1)	–	259	(1)	–	1	21	22
Investment funds: Listed Equities[4]	–	1,427	–	–	–	134	55	6	55	1,567	1,622
Investment funds: Absolute Return/Multi Strategy[4]	–	2,342	–	–	–	647	8	–	8	2,989	2,997
Investment funds: Corporate Bonds/Credit[4]	–	1,006	–	–	–	192	53	11	53	1,209	1,262
Cash and cash equivalents	34	261	227	–	–	2	–	2	261	265	526
Other	–	–	–	5	–	–	1	358	1	363	364
Total fair value of scheme assets[5]	2,534	4,799	1,409	4	–	1,234	207	377	4,150	6,414	10,564

											2022
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,931	–	104	–	–	–	60	–	2,095	–	2,095
Corporate bonds[2]	–	–	622	–	–	–	11	–	633	–	633
Derivatives[3]	–	(608)	(2)	(3)	–	325	(2)	–	(4)	(286)	(290)
Investment funds: Listed Equities[4]	–	265	–	–	–	–	49	4	49	269	318
Investment funds: Absolute Return/Multi Strategy[4]	–	1,701	–	–	–	475	6	–	6	2,176	2,182
Investment funds: Corporate Bonds/Credit[4]	–	817	–	–	–	144	49	10	49	971	1,020
Cash and cash equivalents	52	415	285	–	–	2	–	4	337	421	758
Other	–	–	–	2	–	–	1	311	1	313	314
Total fair value of scheme assets[5]	1,983	2,590	1,009	(1)	–	946	174	329	3,166	3,864	7,030

1	Predominantly developed markets in nature.
2	Predominantly developed markets in nature and investment grade (AAA-BBB).
3	Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pensions on page 176. Valuations are determined by independent third parties.
4	Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment-grade and non investment-grade credit) and Absolute Return/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.
5	Included in scheme assets is less than $1m of the Group’s own assets (2021: $nil). The assets are AstraZeneca corporate debt held by the US qualified plan and amount to 0.05% of the plan's assets.

Schedule of scheme obligations, net deficit (surplus), fair value of scheme assets and movements

Scheme obligations

					2021
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(532)	(81)	(926)	(523)	(2,062)
Deferred membership	(1,709)	(693)	(718)	(465)	(3,585)
Pensioners	(5,700)	(630)	(729)	(312)	(7,371)
Total value of scheme obligations	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)

					2022
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(212)	(54)	(430)	(424)	(1,120)
Deferred membership	(804)	(437)	(369)	(299)	(1,909)
Pensioners	(3,785)	(531)	(513)	(250)	(5,079)
Total value of scheme obligations	(4,801)	(1,022)	(1,312)	(973)	(8,108)

Net (deficit)/surplus in the scheme

					2021
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	7,333	1,413	1,234	584	10,564
Total value of scheme obligations	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(608)	9	(1,139)	(716)	(2,454)
Included in Non-current other receivables	–	–	–	–	–
Included in Retirement benefit obligations	(608)	9	(1,139)	(716)	(2,454)
	(608)	9	(1,139)	(716)	(2,454)

						2022
	UK	US	Sweden	Rest of Group		Total
	$m	$m	$m	$m		$m
Total fair value of scheme assets	4,573	1,008	946	503		7,030
Total value of scheme obligations	(4,801)	(1,022)	(1,312)	(973)		(8,108)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(228)	(14)	(366)	(470)		(1,078)
Included in Non-current other receivables	–	62	–	28	[1]	90
Included in Retirement benefit obligations	(228)	(76)	(366)	(498)		(1,168)
	(228)	(14)	(366)	(470)		(1,078)

[1]	Surpluses were recognised in Ireland and Belgium.

Fair value of scheme assets

					2022					2021
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	7,333	1,413	1,234	584	10,564	7,179	1,570	1,338	581	10,668
Interest income on scheme assets	123	29	18	5	175	75	27	12	4	118
Expenses	(5)	(2)	–	–	(7)	(7)	–	–	–	(7)
Actuarial gains/(losses)	(1,964)	(295)	(153)	(55)	(2,467)	372	(22)	62	3	415
Exchange and other adjustments	(728)	–	(152)	(34)	(914)	(77)	(5)	(132)	1	(213)
Employer contributions	118	7	43	37	205	122	19	5	28	174
Participant contributions	1	5	–	5	11	2	–	–	2	4
Benefits paid	(305)	(149)	(44)	(39)	(537)	(333)	(176)	(51)	(35)	(595)
Scheme assets’ fair value at end of year	4,573	1,008	946	503	7,030	7,333	1,413	1,234	584	10,564

Movement in post-retirement scheme obligations

					2022					2021
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)
Current service cost	(14)	(1)	(35)	(38)	(88)	(18)	(2)	(69)	(34)	(123)
Past service (cost)/credit	(5)	–	(4)	3	(6)	(4)	–	(1)	–	(5)
Participant contributions	(1)	(4)	–	(5)	(10)	(2)	–	–	(2)	(4)
Benefits paid	305	149	44	39	537	333	176	51	35	595
Interest expense on post-retirement scheme obligations	(132)	(29)	(31)	(12)	(204)	(87)	(28)	(22)	(8)	(145)
Actuarial gains/(losses)	2,243	268	806	268	3,585	199	46	(43)	9	211
Exchange and other adjustments	744	(1)	281	72	1,096	63	5	236	19	323
Present value of obligations in scheme at end of year	(4,801)	(1,022)	(1,312)	(973)	(8,108)	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)

					2022					2021
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes[1]	(4,787)	(851)	(1,310)	(842)	(7,790)	(7,927)	(1,178)	(2,371)	(1,160)	(12,636)
Funded – post-retirement healthcare	–	(111)	–	–	(111)	–	(143)	–	–	(143)
Unfunded – pension schemes[1]	–	(60)	(2)	(122)	(184)	–	(83)	(2)	(127)	(212)
Unfunded – post-retirement healthcare	(14)	–	–	(9)	(23)	(14)	–	–	(13)	(27)
Total	(4,801)	(1,022)	(1,312)	(973)	(8,108)	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)

[1]	Includes defined benefit pension schemes and other plans, such as Lump Sum, Long Service Award and DC plans with underpins.

Schedule of amounts charged to Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes

					2022					2021
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(14)	(1)	(35)	(38)	(88)	(18)	(2)	(69)	(35)	(124)
Past service (cost)/credit	(5)	–	(4)	3	(6)	(4)	–	(1)	–	(5)
Expenses	(5)	(2)	–	–	(7)	(7)	–	–	–	(7)
Total charge to Operating profit	(24)	(3)	(39)	(35)	(101)	(29)	(2)	(70)	(35)	(136)
Finance expense
Interest income on scheme assets	123	29	18	5	175	75	27	12	5	119
Interest expense on post-retirement scheme obligations	(132)	(29)	(31)	(12)	(204)	(87)	(28)	(22)	(8)	(145)
Net interest on post-employment defined benefit plan liabilities	(9)	–	(13)	(7)	(29)	(12)	(1)	(10)	(3)	(26)
Charge before taxation	(33)	(3)	(52)	(42)	(130)	(41)	(3)	(80)	(38)	(162)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(1,964)	(295)	(153)	(55)	(2,467)	372	(22)	62	3	415
Experience gains/(losses) arising on the post-retirement scheme obligations	55	(16)	(99)	(6)	(66)	(43)	(9)	–	74	22
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	2,272	284	896	275	3,727	239	59	(43)	(61)	194
Changes in demographic assumptions	(84)	–	9	(1)	(76)	3	(4)	–	(4)	(5)
Remeasurement of the defined benefit liability	279	(27)	653	213	1,118	571	24	19	12	626

Schedule of pension cost

	2022	2021
	$m	$m
Defined contribution schemes	445	428
Defined benefit schemes − current service costs and expenses	95	131
Defined benefit schemes − past service cost	6	5
Pension costs	546	564

Schedule of rate sensitivities of significant actuarial assumptions

		2022		2021
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	262	(289)	565	(634)
US ($m)	46	(49)	79	(84)
Sweden ($m)	95	(107)	197	(226)
Total ($m)	403	(445)	841	(944)

		2022		2021
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(173)	165	(386)	375
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(104)	93	(207)	196
Total ($m)	(277)	258	(593)	571

		2022		2021
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(47)	43	(90)	82
Total ($m)	(47)	43	(90)	82

			2022			2021
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(191)	[2]	193	[3]	(390)	388
US ($m)	(20)		20		(29)	29
Sweden ($m)	(44)		44		(94)	93
Total ($m)	(255)		257		(513)	510

1	Rate of increase in pensions in payment follows inflation.
2	Of the $191m increase, $103m is covered by the longevity swap.
3	Of the $193m decrease, $103m is covered by the longevity swap.